UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2009

Shares	Description (1)				Value
	Common Stocks – 98.4%
	Aerospace & Defense – 2.2%
29,868	Boeing Company				$1,062,703
6,100	Goodrich Corporation				231,129
33,500	Honeywell International Inc.				933,310
14,596	Raytheon Company				568,368
33,003	United Technologies Corporation				1,418,469
	Total Aerospace & Defense				4,213,979
	Air Freight & Logistics – 0.9%
36,398	United Parcel Service, Inc., Class B				1,791,510
	Airlines – 0.2%
41,331	Lan Airlines S.A., Sponsored ADR				345,527
	Auto Components – 0.0%
9,310	Cooper Tire & Rubber				37,612
	Automobiles – 0.2%
99,139	Ford Motor Company, (2)				260,736
35,600	General Motors Corporation				69,064
	Total Automobiles				329,800
	Beverages – 2.5%
57,048	Coca-Cola Company				2,507,260
44,544	PepsiCo, Inc.				2,293,125
	Total Beverages				4,800,385
	Biotechnology – 1.1%
14,225	Celgene Corporation, (2)				631,590
1,860	Cephalon, Inc., (2)				126,666
2,109	Facet Biotech Corporation, (2)				20,036
25,401	Gilead Sciences, Inc., (2)				1,176,574
10,546	PDL Biopahrma Inc.				74,666
	Total Biotechnology				2,029,532
	Capital Markets – 0.9%
54,291	Charles Schwab Corporation				841,511
24,811	Federated Investors Inc.				552,293
22,422	Waddell & Reed Financial, Inc., Class A				405,166
	Total Capital Markets				1,798,970
	Chemicals – 1.5%
61,873	Dow Chemical Company				521,589
47,395	E.I. Du Pont de Nemours and Company				1,058,330
7,435	Eastman Chemical Company				199,258
29,107	Olin Corporation				415,357
13,161	PPG Industries, Inc.				485,641
17,383	RPM International, Inc.				221,286
	Total Chemicals				2,901,461
	Commercial Banks – 5.6%
21,743	American Express Company				296,357
160,276	Bank of America Corporation				1,093,082
13,229	Comerica Incorporated				242,223
20,066	First Horizon National Corporation				215,512
8,605	FirstMerit Corporation				156,611
15,129	Goldman Sachs Group, Inc.				1,603,977
49,105	Huntington BancShares Inc.				81,514
100,078	JPMorgan Chase & Co.				2,660,073
49,201	Morgan Stanley				1,120,307
33,673	Regions Financial Corporation				143,447
96,551	U.S. Bancorp				1,410,610
127,166	Wells Fargo & Company				1,810,844
	Total Commercial Banks				10,834,557
	Commercial Services & Supplies – 0.3%
13,362	Avery Dennison Corporation				298,507
19,872	Deluxe Corporation				191,367
	Total Commercial Services & Supplies				489,874
	Communications Equipment – 3.0%
159,624	Cisco Systems, Inc., (2)				2,676,894
49,758	Corning Incorporated				660,289
104,122	Motorola, Inc.				440,436
51,332	QUALCOMM, Inc.				1,997,328
1,050	Research In Motion Limited, (2)				45,224
	Total Communications Equipment				5,820,171
	Computers & Peripherals – 4.2%
25,405	Apple, Inc., (2)				2,670,574
45,123	Dell Inc., (2)				427,766
60,347	EMC Corporation, (2)				687,956
43,800	International Business Machines Corporation (IBM)				4,243,782
	Total Computers & Peripherals				8,030,078
	Consumer Finance – 0.0%
640	Visa Inc.				35,584
	Containers & Packaging – 0.1%
21,200	Packaging Corp. of America				276,024
	Diversified Consumer Services – 0.2%
4,377	Apollo Group, Inc., (2)				342,850
	Diversified Financial Services – 1.0%
143,304	Citigroup Inc.				362,559
3,692	CME Group, Inc.				909,672
4,567	Intercontinental Exchange, Inc., (2)				340,104
14,394	New York Stock Exchange Euronext				257,653
	Total Diversified Financial Services				1,869,988
	Diversified Telecommunication Services – 4.8%
4,000	Alaska Communications Systems Group Inc.				26,800
183,961	AT&T Inc.				4,635,817
4,951	FairPoint Communications Inc.				3,862
81,953	Frontier Communications Corporation				588,423
54,217	Sprint Nextel Corporation, (2)				193,555
124,392	Verizon Communications Inc.				3,756,638
	Total Diversified Telecommunication Services				9,205,095
	Electric Utilities – 2.1%
42,310	Ameren Corporation				981,169
2,414	Companhia Energetica de Minas Gerais, Sponsored ADR				35,679
24,452	Consolidated Edison, Inc.				968,544
66,284	Great Plains Energy Incorporated				892,845
31,735	Progress Energy, Inc.				1,150,711
	Total Electric Utilities				4,028,948
	Electrical Equipment – 1.2%
9,653	Cooper Industries, Ltd., Class A				249,627
58,948	Emerson Electric Company				1,684,734
910	First Solar Inc., (2)				120,757
2,000	Hubbell Incorporated, Class B				53,920
8,817	Rockwell Automation, Inc.				192,563
	Total Electrical Equipment				2,301,601
	Electronic Equipment & Instruments – 0.1%
9,421	MEMC Electronic Materials, (2)				155,352
	Energy Equipment & Services – 2.0%
12,700	Baker Hughes Incorporated				362,585
3,264	Carbo Ceramics Inc.				92,828
3,196	Diamond Offshore Drilling, Inc.				200,901
34,006	Halliburton Company				526,073
17,916	National-Oilwell Varco Inc., (2)				514,368
10,000	Noble Corporation				240,900
37,639	Schlumberger Limited				1,528,896
11,347	Smith International, Inc.				243,734
2,000	Tidewater Inc.				74,260
	Total Energy Equipment & Services				3,784,545
	Food & Staples Retailing – 2.7%
41,495	CVS Caremark Corporation				1,140,698
23,637	SUPERVALU INC.				337,536
67,086	Wal-Mart Stores, Inc.				3,495,181
10,148	Whole Foods Market, Inc.				170,486
	Total Food & Staples Retailing				5,143,901
	Food Products – 1.8%
15,986	Archer-Daniels-Midland Company				444,091
41,300	ConAgra Foods, Inc.				696,731
48,088	Kraft Foods Inc.				1,071,882
14,187	Monsanto Company				1,178,940
	Total Food Products				3,391,644
	Gas Utilities – 0.6%
34,390	Nicor Inc.				1,142,780
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)				229,389
4,168	Hologic Inc., (2)				54,559
2,280	Lincare Holdings, (2)				49,704
29,845	Medtronic, Inc.				879,532
	Total Health Care Equipment & Supplies				1,213,184
	Health Care Providers & Services – 1.5%
14,603	Aetna Inc.				355,291
1,637	Brookdale Senior Living Inc.				8,267
9,087	Express Scripts, Inc., (2)				419,547
540	Henry Schein Inc., (2)				21,605
5,614	Humana Inc., (2)				146,413
16,649	Medco Health Solutions, Inc., (2)				688,270
24,649	Tenet Healthcare Corporation, (2)				28,593
34,501	UnitedHealth Group Incorporated				722,106
13,342	Wellpoint Inc., (2)				506,596
	Total Health Care Providers & Services				2,896,688
	Hotels, Restaurants & Leisure – 1.4%
6,173	International Game Technology				56,915
37,449	McDonald’s Corporation				2,043,592
12,813	Tim Hortons Inc.				325,066
43,350	Wendys Arbys Group Inc.				218,051
	Total Hotels, Restaurants & Leisure				2,643,624
	Household Durables – 0.8%
9,283	Black & Decker Corporation				292,971
10,000	KB Home				131,800
13,500	Kimball International Inc., Class B				88,560
3,450	Lennar Corporation, Class A				25,910
39,679	Newell Rubbermaid Inc.				253,152
12,000	Snap-on Incorporated				301,200
13,500	Stanley Works				393,120
2,527	Whirlpool Corporation				74,774
	Total Household Durables				1,561,487
	Household Products – 3.0%
13,097	Colgate-Palmolive Company				772,461
20,000	Kimberly-Clark Corporation				922,200
87,659	Procter & Gamble Company				4,127,862
	Total Household Products				5,822,523
	Industrial Conglomerates – 2.9%
22,140	3M Co.				1,100,801
357,801	General Electric Company				3,617,368
29,620	Genuine Parts Company				884,453
	Total Industrial Conglomerates				5,602,622
	Insurance – 1.8%
42,053	Arthur J. Gallagher & Co.				714,901
17,072	Fidelity National Title Group Inc., Class A				333,075
34,793	Lincoln National Corporation				232,765
27,861	Marsh & McLennan Companies, Inc.				564,185
17,648	Mercury General Corporation				524,146
14,581	Prudential Financial, Inc.				277,331
16,400	Travelers Companies, Inc.				666,496
13,560	Unitrin, Inc.				189,569
	Total Insurance				3,502,468
	Internet & Catalog Retail – 0.5%
13,905	Amazon.com, Inc., (2)				1,021,183
	Internet Software & Services – 1.7%
29,263	eBay Inc., (2)				367,543
6,771	Google Inc., Class A, (2)				2,356,714
29,461	United Online, Inc.				131,396
40,985	Yahoo! Inc., (2)				525,018
	Total Internet Software & Services				3,380,671
	IT Services – 0.8%
35,833	Automatic Data Processing, Inc.				1,259,888
11,474	Fidelity National Information Services				208,827
2,687	Lender Processing Services Inc.				82,249
18,017	Standard Register Company				82,518
	Total IT Services				1,633,482
	Leisure Equipment & Products – 0.5%
38,906	Eastman Kodak Company				147,843
63,370	Mattel, Inc.				730,656
8,000	Polaris Industries Inc.				171,520
	Total Leisure Equipment & Products				1,050,019
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)				48,813
2,730	Life Technologies Corporation, (2)				88,670
	Total Life Sciences Tools & Services				137,483
	Machinery – 1.6%
22,658	Briggs & Stratton Corporation				373,857
30,000	Caterpillar Inc.				838,800
10,116	Cummins Inc.				257,452
19,204	Deere & Company				631,235
18,936	Illinois Tool Works, Inc.				584,176
23,511	Ingersoll Rand Company Limited, Class A				324,452
5,500	Pentair, Inc.				119,185
	Total Machinery				3,129,157
	Marine – 0.1%
3,288	Transocean Inc., (2)				193,466
	Media – 1.6%
102,034	Comcast Corporation, Class A				1,391,744
5,070	Lamar Advertising Company, (2)				49,433
38,357	New York Times, Class A				173,374
76,486	Regal Entertainment Group, Class A				1,025,677
45,144	Sirius XM Radio Inc., (2)				15,800
38,305	World Wrestling Entertainment Inc.				442,040
	Total Media				3,098,068
	Metals & Mining – 0.9%
9,885	Companhia Siderurgica Nacional S.A., Sponsored ADR				146,693
11,087	CONSOL Energy Inc.				279,836
15,846	Freeport-McMoRan Copper & Gold, Inc.				603,891
523	Mittal Steel Company NV				10,481
32,078	Southern Copper Corporation				558,799
6,332	United States Steel Corporation				133,795
	Total Metals & Mining				1,733,495
	Multiline Retail – 0.5%
12,421	Nordstrom, Inc.				208,052
23,038	Target Corporation				792,277
	Total Multiline Retail				1,000,329
	Multi-Utilities – 2.1%
56,900	CenterPoint Energy, Inc.				593,467
30,928	Dominion Resources, Inc.				958,459
91,400	Duke Energy Corporation				1,308,848
33,554	Integrys Energy Group, Inc.				873,746
16,500	ONEOK, Inc.				373,395
	Total Multi-Utilities				4,107,915
	Oil, Gas & Consumable Fuels – 11.8%
16,861	Chesapeake Energy Corporation				287,649
74,700	Chevron Corporation				5,022,828
48,311	ConocoPhillips				1,891,859
6,936	EOG Resources, Inc.				379,815
140,781	Exxon Mobil Corporation				9,587,186
9,247	Frontline Limited				160,805
8,381	Hess Corporation				454,250
22,790	Marathon Oil Corporation				599,149
36,819	Occidental Petroleum Corporation				2,048,977
14,441	Peabody Energy Corporation				361,603
24,031	Ship Financial International Limited				157,643
14,714	Southwestern Energy Company, (2)				436,859
23,943	StatoilHydro ASA, Sponsored ADR				417,566
21,254	Valero Energy Corporation				380,447
20,451	XTO Energy, Inc.				626,210
	Total Oil, Gas & Consumable Fuels				22,812,846
	Paper & Forest Products – 0.4%
31,000	Weyerhaeuser Company				854,670
	Personal Products – 0.2%
23,000	Avon Products, Inc.				442,290
	Pharmaceuticals – 10.8%
65,000	Abbott Laboratories				3,100,500
8,526	AstraZeneca PLC, Sponsored ADR				302,247
115,142	Bristol-Myers Squibb Company				2,523,913
35,400	Eli Lilly and Company				1,182,714
86,663	Johnson & Johnson				4,558,474
85,524	Merck & Co. Inc.				2,287,767
246,400	Pfizer Inc.				3,355,968
23,293	Sanofi-Aventis, Sponsored ADR				650,573
55,186	Schering-Plough Corporation				1,299,630
1,180	Teva Pharmaceutical Industries Limited, Sponsored ADR				53,159
37,580	Wyeth				1,617,443
	Total Pharmaceuticals				20,932,388
	Real Estate Investment Trust – 1.1%
35,857	Brandywine Realty Trust				102,192
10,519	CapLease Inc.				20,722
18,248	Hospitality Properties Trust				218,976
48,687	Lexington Corporate Properties Trust				115,875
42,576	Nationwide Health Properties, Inc.				944,761
50,200	Senior Housing Properties Trust				703,804
14,334	U-Store-It Trust				28,955
	Total Real Estate Investment Trust				2,135,285
	Semiconductors & Equipment – 2.8%
31,000	Analog Devices, Inc.				597,370
35,573	Applied Materials, Inc.				382,410
171,768	Intel Corporation				2,585,108
47,928	Microchip Technology Incorporated				1,015,594
20,469	NVIDIA Corporation, (2)				201,824
38,764	Texas Instruments Incorporated				639,994
	Total Semiconductors & Equipment				5,422,300
	Software – 4.0%
17,693	Adobe Systems Incorporated, (2)				378,453
4,723	Akamai Technologies, Inc., (2)				91,626
9,211	Autodesk, Inc., (2)				154,837
11,786	Cognizant Technology Solutions Corporation, Class A, (2)				245,031
238,266	Microsoft Corporation				4,376,946
119,215	Oracle Corporation				2,154,215
5,607	Salesforce.com, Inc., (2)				183,517
11,068	VeriSign, Inc., (2)				208,853
	Total Software				7,793,478
	Specialty Retail – 2.4%
6,450	Abercrombie & Fitch Co., Class A				153,510
25,500	American Eagle Outfitters, Inc.				312,120
11,675	Best Buy Co., Inc.				443,183
18,656	Gap, Inc.				242,341
64,570	Home Depot, Inc.				1,521,269
33,172	Limited Brands, Inc.				288,596
43,280	Lowe’s Companies, Inc.				789,860
7,300	Sherwin-Williams Company				379,381
7,793	Tiffany & Co.				168,017
14,600	TJX Companies, Inc.				374,344
	Total Specialty Retail				4,672,621
	Textiles, Apparel & Luxury Goods – 0.6%
1,014	Cherokee Inc.				15,818
19,758	VF Corporation				1,128,379
	Total Textiles, Apparel & Luxury Goods				1,144,197
	Thrifts & Mortgage Finance – 0.3%
58,864	New York Community Bancorp, Inc.				657,511
	Tobacco – 1.9%
70,986	Altria Group, Inc.				1,137,196
45,773	Philip Morris International				1,628,603
12,200	Reynolds American Inc.				437,248
34,638	Vector Group Ltd.				449,948
	Total Tobacco				3,652,995
	Trading Cos & Distributors – 0.2%
4,580	W.W. Grainger, Inc.				321,424
	Wireless Telecommunication Services – 0.3%
33,200	Vodafone Group PLC, Sponsored ADR				578,344
	Total Common Stocks (cost $275,124,441)				190,249,981

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.6%
$14,639	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $14,639,067, collateralized by: $7,985,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $12,220,244 and $2,385,000 U.S. Treasury Bonds, 4.375%, due 2/15/38, value $2,711,745	0.100%	4/01/09		$14,639,026
	Total Short-Term Investments (cost $14,639,026)				14,639,026
	Total Investments (cost $289,763,467) – 106.0%				204,889,007

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written - (4.6)% (4)
(235)	S&P 500 Index	$(18,800,000)	4/18/09	$800	$(612,175)
(268)	S&P 500 Index	(22,110,000)	4/18/09	825	(404,680)
(199)	S&P 500 Index	(16,417,500)	5/16/09	825	(619,885)
(237)	S&P 500 Index	(17,775,000)	5/16/09	750	(1,747,875)
(251)	S&P 500 Index	(20,080,000)	5/16/09	800	(1,083,065)
(269)	S&P 500 Index	(20,847,500)	5/16/09	775	(1,542,715)
(177)	S&P 500 Index	(13,717,500)	6/20/09	775	(1,318,650)
(265)	S&P 500 Index	(21,200,000)	6/20/09	800	(1,519,775)
(1,901)	Total Call Options Written (premiums received $7,220,919)	(150,947,500)			(8,848,820)
	Other Assets Less Liabilities – (1.4)%				(2,756,468)
	Net Assets – 100%				$193,283,719

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$204,889,007	$—	$—	$204,889,007
Call options written	(7,530,170)	(1,318,650)	—	(8,848,820)
Total	$197,358,837	$(1,318,650)	$—	$196,040,187

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Equity Price	Options	—	$—	Call options written, at value	$8,848,820

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding call options written) was $289,694,199.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 6,045,217
Depreciation	(90,850,409)

Net unrealized appreciation (depreciation) of investments	$ (84,805,192)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.